Marketable securities (Narrative) (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2014 Seadrill Partners LLC USD ($)	Mar. 31, 2014 Seadrill Partners LLC USD ($)	Dec. 31, 2014 Seadrill Partners LLC USD ($)	Apr. 30, 2013 Sapura Kencana	Apr. 30, 2014 Sapura Kencana USD ($)	Dec. 31, 2014 Sapura Kencana USD ($)	Dec. 31, 2013 Sapura Kencana USD ($)	Dec. 31, 2012 Sapura Kencana USD ($)	May 17, 2012 SapuraCrest Bhd USD ($)	Dec. 31, 2012 SapuraCrest Bhd USD ($)	Feb. 28, 2014 Petromena USD ($)	Dec. 31, 2014 Petromena USD ($)	Dec. 31, 2013 Petromena USD ($)	Feb. 28, 2014 Petromena NOK	May 17, 2012 Minimum Sapura Kencana	Dec. 31, 2014 Equity Securities Petromena USD ($)	Dec. 31, 2013 Equity Securities Petromena USD ($)
Marketable Securities, Investee [Line Items]
Ownership interest, percentage													23.60%					11.80%
Recognized gain												$ 169	$ 84
Investment owned, ownership percentage						28.60%	12.00%	8.18%			6.40%
Sale of Stock, Number of Shares Issued in Transaction							400,800,000
Proceeds from available-for-sale securities								297						10
Gain/(loss) reclassified into income						0		131	131	0	(84)				0	0
Unrealized gain (loss) on marketable securities	(443)	539							(48)
Recognition of investment in Seadrill Partners - Common units						671
Cumulative number of shares issued				3,183,700	1,633,987
Investment Owned, Balance, Price Per Unit				$ 31.41	$ 30.60
Purchase of common units in Seadrill Partners	150	0	19			150
Gross Unrealized losses						395			456	0	0				0	0
Percentage of marketable securities held (in hundredths)																	81.10%
Face amount of bond securities held																	2,000
Gain on realization of marketable securities	131	0	85											6
Carrying value	751	1,082				426			325	1,078									0	4
Cumulative unrealized fair value gains/(losses)	$ (443)	$ 539				$ (395)			$ (48)	$ 539									$ 0	$ 0